Document and Entity Information	Aug. 20, 2025
Cover [Abstract]
Entity Registrant Name	GUESS INC
Amendment Flag	false
Entity Central Index Key	0000912463
Document Type	8-K
Document Period End Date	Aug. 20, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-11893
Entity Tax Identification Number	95-3679695
Entity Address, Address Line One	Strada Regina 44
Entity Address, City or Town	Bioggio
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH-6934
City Area Code	(213)
Local Phone Number	765-3100
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	GES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false